Statements of Changes in Stockholders' Deficit (Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2021
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Price per share, subject to possible redemption	$ 0.0331	$ 0.0331	$ 0.0625	$ 0.0625	$ 0.0625	$ 0.0625